UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Aerospace and defense (1.5%)

Esterline Technologies Corp.(NON)	19,724	$1,493,107

Huntington Ingalls Industries, Inc.(S)	28,332	1,510,946

Innovative Solutions & Support, Inc.	141,231	696,269

		3,700,322
Airlines (0.3%)

SkyWest, Inc.	47,769	766,692

		766,692
Auto components (0.5%)

Stoneridge, Inc.(NON)	145,921	1,113,377

		1,113,377
Capital markets (1.8%)

Cowen Group, Inc. Class A(NON)	445,315	1,255,788

Horizon Technology Finance Corp.	96,332	1,407,411

Medley Capital Corp.	50,018	792,785

THL Credit, Inc.	48,110	720,688

		4,176,672
Chemicals (3.6%)

ADA-ES, Inc.(NON)	15,281	406,016

Cabot Corp.	23,900	817,380

HB Fuller Co.	23,600	922,288

LSB Industries, Inc.(NON)	32,800	1,140,784

Minerals Technologies, Inc.	33,395	1,386,226

Olin Corp.	47,200	1,190,384

OM Group, Inc.(NON)	42,498	997,853

RPM International, Inc.	54,739	1,728,658

		8,589,589
Commercial banks (9.0%)

Bancorp, Inc. (The)(NON)	126,385	1,750,432

Eagle Bancorp, Inc.(NON)	46,400	1,015,696

Financial Institutions, Inc.	79,500	1,586,820

First Connecticut Bancorp, Inc.	43,500	640,755

First Niagara Financial Group, Inc.	170,600	1,511,516

First of Long Island Corp. (The)	31,896	945,716

Investors Bancorp, Inc.	84,408	1,585,182

Lakeland Financial Corp.	48,100	1,283,789

National Bank Holdings Corp. Class A	50,881	931,122

Oriental Financial Group (Puerto Rico)(S)	159,400	2,472,294

Pacific Premier Bancorp, Inc.(NON)	111,800	1,470,170

Popular, Inc. (Puerto Rico)(NON)	53,320	1,472,165

State Bank Financial Corp.	77,800	1,273,586

Synovus Financial Corp.(S)	467,900	1,296,083

TCF Financial Corp.	64,200	960,432

Western Alliance Bancorp(NON)	76,200	1,054,608

		21,250,366
Commercial services and supplies (4.2%)

ACCO Brands Corp.(NON)	194,127	1,296,768

Deluxe Corp.	60,100	2,488,140

Ennis, Inc.	75,106	1,131,847

G&K Services, Inc. Class A	23,200	1,055,832

KAR Auction Services, Inc.	77,099	1,544,293

Performant Financial Corp.(NON)(S)	103,992	1,277,022

Steelcase, Inc. Class A	83,808	1,234,492

		10,028,394
Communications equipment (2.4%)

Emcore Corp.(NON)(S)	211,800	1,232,676

Extreme Networks(NON)	434,588	1,464,562

Oplink Communications, Inc.(NON)	91,150	1,494,860

Polycom, Inc.(NON)	146,400	1,622,112

		5,814,210
Computers and peripherals (1.5%)

BancTec, Inc. 144A(F)(NON)	152,299	248,247

Datalink Corp.(NON)	136,375	1,647,410

Electronics for Imaging, Inc.(NON)	70,200	1,780,272

		3,675,929
Construction and engineering (1.4%)

EMCOR Group, Inc.	27,500	1,165,725

Great Lakes Dredge & Dock Corp.	154,900	1,042,477

Orion Marine Group, Inc.(NON)	102,200	1,015,868

UniTek Global Services, Inc.(NON)	69,117	202,513

		3,426,583
Consumer finance (1.3%)

Encore Capital Group, Inc.(NON)	54,400	1,637,440

Portfolio Recovery Associates, Inc.(NON)	11,500	1,459,580

		3,097,020
Containers and packaging (1.3%)

Greif, Inc. Class A(S)	28,500	1,528,170

Rock-Tenn Co. Class A	17,500	1,623,825

		3,151,995
Distributors (1.1%)

Core-Mark Holding Co., Inc.	30,339	1,556,694

VOXX International Corp.(NON)	91,800	983,178

		2,539,872
Diversified consumer services (0.7%)

Corinthian Colleges, Inc.(NON)(S)	281,000	590,100

Steiner Leisure, Ltd. (Bahamas)(NON)	21,800	1,054,248

		1,644,348
Diversified financial services (0.5%)

PHH Corp.(NON)(S)	52,400	1,150,704

		1,150,704
Diversified telecommunication services (0.5%)

Cogent Communications Group, Inc.	40,957	1,081,265

		1,081,265
Electric utilities (3.4%)

IDACORP, Inc.	25,900	1,250,193

NV Energy, Inc.	122,400	2,451,672

Portland General Electric Co.	45,700	1,386,081

UIL Holdings Corp.	30,638	1,212,958

UNS Energy Corp.	35,434	1,734,140

		8,035,044
Electrical equipment (0.6%)

General Cable Corp.(NON)	38,600	1,413,918

		1,413,918
Electronic equipment, instruments, and components (0.6%)

Electro Scientific Industries, Inc.	127,589	1,409,858

		1,409,858
Energy equipment and services (1.9%)

Key Energy Services, Inc.(NON)(S)	127,500	1,030,200

Matrix Service Co.(NON)	78,300	1,166,670

Pioneer Energy Services Corp.(NON)	130,296	1,074,942

Tidewater, Inc.(S)	24,336	1,228,968

		4,500,780
Food and staples retail (1.0%)

Harris Teeter Supermarkets, Inc.(S)	19,993	853,901

Spartan Stores, Inc.	83,859	1,471,725

		2,325,626
Food products (1.5%)

Chiquita Brands International, Inc.(NON)	158,871	1,232,839

Post Holdings, Inc.(NON)	29,600	1,270,728

Sanderson Farms, Inc.(S)	19,300	1,054,166

		3,557,733
Gas utilities (1.0%)

Southwest Gas Corp.	51,431	2,440,915

		2,440,915
Health-care equipment and supplies (1.0%)

Cutera, Inc.(NON)	80,884	1,051,492

Syneron Medical, Ltd. (Israel)(NON)	123,100	1,258,082

		2,309,574
Health-care providers and services (3.8%)

Addus HomeCare Corp.(NON)	89,904	1,185,834

Centene Corp.(NON)	33,600	1,479,744

Ensign Group, Inc. (The)	59,100	1,973,940

PharMerica Corp.(NON)	116,900	1,636,600

Providence Service Corp. (The)(NON)	64,600	1,194,454

Triple-S Management Corp. Class B (Puerto Rico)(NON)	86,000	1,498,120

		8,968,692
Health-care technology (0.6%)

MedAssets, Inc.(NON)	69,600	1,339,800

		1,339,800
Hotels, restaurants, and leisure (0.6%)

Marriott Vacations Worldwide Corp.(NON)	29,899	1,282,966

Morgans Hotel Group Co.(NON)	7,001	41,446

		1,324,412
Household durables (1.6%)

La-Z-Boy, Inc.(S)	46,900	885,003

M/I Homes, Inc.(NON)(S)	67,344	1,646,561

Newell Rubbermaid, Inc.	49,388	1,289,027

		3,820,591
Insurance (6.7%)

Allied World Assurance Co. Holdings AG	28,000	2,596,160

American Financial Group, Inc.	36,043	1,707,717

Amtrust Financial Services, Inc.(S)	21,150	732,848

Arch Capital Group, Ltd.(NON)(S)	21,038	1,105,968

Employers Holdings, Inc.	45,921	1,076,847

Health Insurance Innovations, Inc. Class A(NON)	94,831	1,431,000

Maiden Holdings, Ltd. (Bermuda)	132,100	1,398,939

PartnerRe, Ltd.(S)	20,000	1,862,200

Reinsurance Group of America, Inc. Class A	27,973	1,669,149

Validus Holdings, Ltd.	64,514	2,410,888

		15,991,716
Internet software and services (1.7%)

Earthlink, Inc.	245,300	1,329,526

Perficient, Inc.(NON)	99,700	1,162,502

Web.com Group, Inc.(NON)	93,086	1,589,909

		4,081,937
IT Services (1.6%)

Ciber, Inc.(NON)	258,933	1,216,985

Convergys Corp.(S)	80,800	1,376,024

InterXion Holding NV (Netherlands)(NON)	45,700	1,106,854

		3,699,863
Leisure equipment and products (0.7%)

Brunswick Corp.(S)	46,400	1,587,808

		1,587,808
Machinery (3.1%)

Columbus McKinnon Corp.(NON)	60,300	1,160,775

Edwards Group, Ltd. ADR (United Kingdom)(NON)	151,405	1,218,810

Hyster-Yale Materials Holdings, Inc.	18,300	1,044,747

Hyster-Yale Materials Holdings, Inc. Class B(F)	10,200	582,318

Manitowoc Co., Inc. (The)(S)	70,500	1,449,480

Navistar International Corp.(NON)	20,400	705,228

TriMas Corp.(NON)	34,000	1,103,980

		7,265,338
Media (0.9%)

Belo Corp. Class A	101,400	996,762

MDC Partners, Inc. Class A	65,500	1,059,135

		2,055,897
Metals and mining (0.9%)

Horsehead Holding Corp.(NON)	91,700	997,696

Materion Corp.	42,745	1,218,233

		2,215,929
Multi-utilities (0.9%)

Avista Corp.	33,931	929,709

CMS Energy Corp.	45,400	1,268,476

		2,198,185
Oil, gas, and consumable fuels (4.7%)

Energen Corp.	37,193	1,934,408

EPL Oil & Gas, Inc.(NON)	47,100	1,262,751

EXCO Resources, Inc.	116,800	832,784

Gulfport Energy Corp.(NON)	30,100	1,379,483

Kodiak Oil & Gas Corp.(NON)	107,900	980,811

Midstates Petroleum Co., Inc.(NON)	121,600	1,039,680

Scorpio Tankers, Inc. (Monaco)(NON)	156,324	1,394,410

SM Energy Co.	19,401	1,148,927

Swift Energy Co.(NON)(S)	81,100	1,201,091

		11,174,345
Paper and forest products (0.6%)

Domtar Corp. (Canada)	18,000	1,397,160

		1,397,160
Pharmaceuticals (0.4%)

Medicines Co. (The)(NON)	30,438	1,017,238

		1,017,238
Professional services (0.5%)

Kforce, Inc.	77,300	1,265,401

		1,265,401
Real estate investment trusts (REITs) (7.8%)

American Assets Trust, Inc.	42,520	1,361,065

Campus Crest Communities, Inc.	113,406	1,576,343

Colony Financial, Inc.	77,300	1,716,060

Education Realty Trust, Inc.	104,506	1,100,448

EPR Properties(S)	28,300	1,473,015

Healthcare Trust of America, Inc. Class A(S)	80,000	940,000

iStar Financial, Inc.(NON)(S)	130,800	1,424,412

MFA Financial, Inc.	148,681	1,385,707

One Liberty Properties, Inc.	52,088	1,131,351

Piedmont Office Realty Trust, Inc. Class A(S)	52,200	1,022,598

RAIT Financial Trust(S)	163,600	1,303,892

Silver Bay Realty Trust Corp.(NON)	6,605	136,728

Summit Hotel Properties, Inc.	224,710	2,352,714

Two Harbors Investment Corp.(S)	134,800	1,699,828

		18,624,161
Real estate management and development (0.6%)

Forestar Group, Inc.(NON)	31,346	685,224

Howard Hughes Corp. (The)(NON)	7,500	628,575

		1,313,799
Road and rail (1.9%)

Quality Distribution, Inc.(NON)	146,300	1,230,383

Roadrunner Transportation Systems, Inc.(NON)	49,300	1,133,900

Ryder System, Inc.	17,000	1,015,750

Saia, Inc.(NON)	31,350	1,133,930

		4,513,963
Semiconductors and semiconductor equipment (3.8%)

Ambarella, Inc.(NON)	99,695	1,561,224

Entropic Communications, Inc.(NON)	289,200	1,177,044

Integrated Silicon Solutions, Inc.(NON)	170,400	1,562,568

Photronics, Inc.(NON)	234,800	1,568,464

RF Micro Devices, Inc.(NON)(S)	320,100	1,702,932

Silicon Image, Inc.(NON)	319,500	1,552,770

		9,125,002
Software (1.2%)

Actuate Corp.(NON)	208,700	1,252,200

Mentor Graphics Corp.(NON)	91,300	1,647,965

		2,900,165
Specialty retail (3.7%)

Aaron's, Inc.	53,200	1,525,776

Express, Inc.(NON)	62,500	1,113,125

Lithia Motors, Inc. Class A	32,500	1,543,100

Pep Boys - Manny, Moe & Jack (The)(NON)	115,600	1,362,924

Sonic Automotive, Inc. Class A(S)	78,800	1,746,208

Stage Stores, Inc.	60,135	1,556,294

		8,847,427
Textiles, apparel, and luxury goods (1.2%)

G-III Apparel Group, Ltd.(NON)(S)	31,400	1,259,454

PVH Corp.	6,079	649,298

Skechers U.S.A., Inc. Class A(NON)	43,100	911,565

		2,820,317
Thrifts and mortgage finance (4.6%)

Berkshire Hills Bancorp, Inc.	51,800	1,322,972

BofI Holding, Inc.(NON)(S)	42,893	1,539,001

Brookline Bancorp, Inc.	115,900	1,059,326

EverBank Financial Corp.	65,220	1,004,388

Flushing Financial Corp.	65,700	1,112,958

Provident New York Bancorp	130,700	1,185,449

Rockville Financial, Inc.	111,200	1,441,152

United Financial Bancorp, Inc.	81,088	1,232,538

Walker & Dunlop, Inc.(NON)	54,418	977,891

		10,875,675
Trading companies and distributors (0.9%)

DXP Enterprises, Inc.(NON)(S)	18,942	1,414,967

MRC Global, Inc.(NON)	22,357	736,216

		2,151,183
Transportation infrastructure (0.3%)

Aegean Marine Petroleum Network, Inc. (Greece)	89,654	601,580

		601,580

Total common stocks (cost $188,685,412)		$232,378,370

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value

American Capital, Ltd.(NON)	81,600	$1,190,952

Hercules Technology Growth Capital, Inc.	109,756	1,344,511

New Mountain Finance Corp.(S)	95,886	1,401,853

Total investment Companies (cost $3,512,353)		$3,937,316

SHORT-TERM INVESTMENTS (14.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	33,402,470	$33,402,470

Total short-term investments (cost $33,402,470)		$33,402,470

TOTAL INVESTMENTS

Total investments (cost $225,600,235)(b)		$269,718,156

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $237,253,781.
(b)	The aggregate identified cost on a tax basis is $227,180,862, resulting in gross unrealized appreciation and depreciation of $54,683,811 and $12,146,517, respectively, or net unrealized appreciation of $42,537,294.
(NON)	Non-income-producing security.
Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$2,997,832	$10,896,779	$13,894,611	$459	$—
	Putnam Short Term Investment Fund *	—	8,705,731	8,705,731	96	—
	Totals	$2,997,832	$19,602,510	$22,600,342	$555	$—
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $32,317,414.
The fund received cash collateral of $33,402,470, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$25,754,049	$—	$—
Consumer staples	5,883,359	—	—
Energy	15,675,125	—	—
Financials	76,480,113	—	—
Health care	13,635,304	—	—
Industrials	34,551,056	—	582,318
Information technology	30,458,717	248,247	—
Materials	15,354,673	—	—
Telecommunication services	1,081,265	—	—
Utilities	12,674,144	—	—
Total common stocks	231,547,805	248,247	582,318
Investment companies	3,937,316	—	—
Short-term investments	—	33,402,470	—

Totals by level	$235,485,121	$33,650,717	$582,318

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013